Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows - operating activities
Net loss	$ (40,057)	$ (8,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,009	560
Non-cash lease expense	3,435	407
Share-based compensation expense	2,565	996
Impairment loss	1,051	0
Deferred income tax benefit	(1,331)	0
Equity in net loss of affiliate	74	0
Gain from insurance recovery	(650)	0
Gain on forgiveness of debt	0	(328)
Inventory write down	6,475	1,828
Changes in assets and liabilities:
Inventory	(7,551)	(1,932)
Prepaid expenses and other current assets	(2,056)	(250)
Trade receivables	422	(150)
Other non-current assets	(205)	(2,838)
Account payables and accrued expenses	8,988	734
Net cash used in operating activities	(24,830)	(9,630)
Cash flows - investing activities
Insurance proceeds	650	0
Purchases of property, plant, and equipment	(82,863)	(20,846)
Purchases of licenses and software for developed technology	(583)	0
Acquisitions of businesses, net of cash acquired	(49,722)	0
Net cash used in investing activities	(132,518)	(20,846)
Cash flows - financing activities
Net proceeds from issuance of common stock	61,696	140,619
Proceeds from loan facility	34,000	0
Payment on loan facility	(34,000)	0
Proceeds from forgivable loan	0	328
Repayment on operating lease liabilities	(457)	(507)
Net cash provided by financing activities	61,239	140,440
Net decrease in cash and cash equivalents	(96,110)	109,964
Cash and cash equivalents at beginning of period	113,353	3,395
Effect of exchange rate changes on cash and cash equivalents	(1,097)	(6)
Cash and cash equivalents at end of period	16,146	113,353
Supplemental disclosures of cash flow information:
Increase in property and equipment resulting from capitalizing asset retirement obligations	889	334
Shares issued in exchange for businesses acquired	99,762	0
Total supplemental disclosures of cash flow information	100,651	606
Supplemental disclosures of non-cash financing activities:
Conversion of convertible loan to common stock	0	3,297
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 1,800	$ 272